SUBSIDIARIES (Details)		12 Months Ended
	Dec. 07, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2021	Jul. 06, 2021	Jun. 07, 2021
Australian rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.00%	80.00%
Voting interest (%)		80.00%	80.00%
Canadian District Energy Operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		0.00%	25.00%
Voting interest (%)		0.00%	100.00%
Disposal of ownership interest, percentage						25.00%
U.S. district energy operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		0.00%	40.00%
Voting interest (%)		0.00%	100.00%
Disposal of ownership interest, percentage						40.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		31.00%	28.00%
Voting interest (%)		92.00%	90.00%
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		21.00%	21.00%
Voting interest (%)		75.00%	75.00%
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		31.00%	31.00%
Voting interest (%)		100.00%	100.00%
European residential infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		11.00%	0.00%
Voting interest (%)		51.00%	0.00%
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		30.00%	30.00%
Voting interest (%)		100.00%	100.00%
Disposal of ownership interest, percentage					40.00%
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		23.00%	24.00%
Voting interest (%)		80.00%	83.00%
UK Residential Infrastructure Business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		15.00%	0.00%
Voting interest (%)		60.00%	0.00%
Australian Export Terminal
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%
Disposal of ownership interest, percentage	22.00%
North American rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		9.00%	9.00%
Voting interest (%)		72.00%	72.00%
U.K. ports operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		59.00%	59.00%
Voting interest (%)		100.00%	100.00%
Australian port operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		27.00%	27.00%
Voting interest (%)		67.00%	67.00%
Chilean toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		0.00%	17.00%
Voting interest (%)		0.00%	60.00%
Disposal of ownership interest, percentage				17.00%
Indian toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%	40.00%
Voting interest (%)		93.00%	93.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		17.00%	17.00%
Voting interest (%)		57.00%	57.00%
Indian toll roads - Simhapuri Expressway Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		29.00%	29.00%
Voting interest (%)		93.00%	93.00%
Indian roll roads - Rayalseema Expressway Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		26.00%	26.00%
Voting interest (%)		84.00%	84.00%
North American gas storage - Warwick Gas Storage L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		25.00%	25.00%
Voting interest (%)		100.00%	100.00%
North American gas storage operation - Lodi Gas Storage
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%	40.00%
Voting interest (%)		100.00%	100.00%
North American gas storage operation - Rockpoint Gas Storage Partners L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%	40.00%
Voting interest (%)		100.00%	100.00%
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		59.00%	0.00%
Voting interest (%)		100.00%	0.00%
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		29.00%	29.00%
Voting interest (%)		100.00%	100.00%
U.S. data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		29.00%	29.00%
Voting interest (%)		100.00%	100.00%
Australian data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		29.00%	29.00%
Voting interest (%)		100.00%	100.00%
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		17.00%	17.00%
Voting interest (%)		62.00%	62.00%
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		24.00%	25.00%
Voting interest (%)		98.00%	100.00%
Holding LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		70.00%	70.00%
Voting interest (%)		100.00%	100.00%